Note 24 - Revenue, Net (Details Textual) ج.م. in Billions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EGP (ج.م.)
Statement Line Items [Line Items]
Amount of unfulfilled long-term contracts	$ 101,314,663	$ 170,913,623
Revenue	$ 101,360,657	$ 74,674,030	$ 64,694,991
Government of Egypt [member]
Statement Line Items [Line Items]
Revenue | ج.م.				ج.م. 8.4